S-K 1604(b)(4) De-SPAC Prospectus Summary, Compensation	Sep. 30, 2026
De-SPAC, Compensation, Prospectus Summary [Line Items]
De-SPAC, Compensation, Prospectus Summary, Terms [Text Block]

	Securities to be Received	Other Compensation
Sponsor

1,150,000 shares of ZincFive Common Stock, to be issued upon a one-for-one conversion of all of the SPKL Class A Ordinary Shares and SPKL Class B Ordinary Shares held by the Sponsor, which reflects the forfeiture of (i) 3,500,000 shares to be issued to the Lead Purchaser and (ii) 922,078 shares to be issued to the First Tranche Bridge Investors, each pursuant to the Sponsor Agreement. The Founder Shares were initially acquired by the Sponsor for a total subscription price of $25,000.(1)

4,245,268 ZincFive Warrants, to be issued upon a one-for-one conversion of all of the Private Placement Warrants held by the Sponsor, which reflects the forfeiture of (i) 2,786,867 ZincFive Warrants to be reserved for issuance as stock options under the 2026 Plan and (ii) 1,458,400 ZincFive Warrants to be issued to certain of the Bridge Investors, each pursuant to the Sponsor Agreement. The Private Placement Warrants were initially acquired by the Sponsor with the closing of the IPO at a price of a $1.00 per Private Placement Warrant, for a total purchase price of $8,490,535.(2)

750,000 ZincFive Warrants to be issued upon a one-for-one conversion of all of the Working Capital Warrants to be held by Sponsor, assuming full conversion of $1,500,000 of the unpaid principal balance of the Convertible Note into Working Capital Warrants at a price of $1.00 per warrant at the Closing, which reflects the forfeiture of 50% of such warrants to be reserved for issuance as stock options under the 2026 Plan pursuant to the Sponsor Agreement.(3)

The Sponsor has advanced approximately $         million to SPKL under the Non-Convertible Note, which includes an aggregate of $         in Contributions deposited into the Trust Account as of         , 2026, the most recent practicable date prior to the date of this proxy statement/prospectus, all of which will be repaid in cash.

The Sponsor has advanced approximately $million to SPKL under the Convertible Note, as of          , 2026, the most recent practicable date prior to the date of this proxy statement/prospectus, of which $         will be repaid in cash.(3)

$               in reimbursement of out-of-pocket expenses incurred by the Sponsor in connection with identifying, investigating and completing an initial business combination, as of            , 2026, the most recent practicable date prior to the date of this proxy statement/prospectus. In no event will the Sponsor be paid any finder’s fee, consulting fee or other compensation prior to, or for any services rendered to effectuate, the completion of the Business Combination, other than such reimbursement.